Loss per share - Earning per Share (Detail) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Earnings per share [line items]
Net loss attributable to equity holders of the Company | ¥		¥ 444,320	¥ 5,401,455
Weighted average number of ordinary shares in issue | shares		2,203,175,595	1,741,385,264
Basic loss per share | (per share)	$ (0.03)	¥ (0.2)	¥ (3.1)